Document and Entity Information	Aug. 13, 2015
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Aug. 13, 2015
Document Effective Date	Aug. 13, 2015
Prospectus Date	Mar. 01, 2015
Eaton Vance U.S. Government Money Market Fund | Class A
Risk/Return:
Trading Symbol	EHCXX
Eaton Vance U.S. Government Money Market Fund | Class B
Risk/Return:
Trading Symbol	EBHXX
Eaton Vance U.S. Government Money Market Fund | Class C
Risk/Return:
Trading Symbol	ECHXX